UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment [ ]; Amendment Number:
        This Amendment (Check only one):        [ ]is a restatement.
                                                [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Marvin & Palmer Associates, Inc.
Address:        1201 N. Market Street
                Suite 2300
                Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Karen T. Buckley
Title:          Chief Financial Officer - Principal
Phone:          (302) 573-3570

Signature, Place, and Date of Signing:

/s/ Karen T. Buckley            Wilmington, Delaware          August 11, 2008

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

        Form 13F File Number    Name

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         149

Form 13F Information Table Value Total:         $3,898,280
                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


        No.     Form 13F File Number        Name

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           Column 1                  Column 2  Column 3     Column 4     Column 5  Column 6  Column 7            Column 8
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                         SHRS OR
                                     TITLE OF                VALUE       SH/PUT/   INVESTMENT   OTHER          VOTING AUTHORITY
        NAME OF ISSUER                CLASS     CUSIP       (x$1000)     PRN AMT   DISCRETION  MANAGERS  ---------------------------
                                                                         PRN CALL                            SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ABB N ADR                               ADR    000375204      $1,872       66,100     Sole                   66,100
------------------------------------------------------------------------------------------------------------------------------------
Amazon.com, Inc.                        Com    023135106     $34,370      468,700     Sole                  468,700
------------------------------------------------------------------------------------------------------------------------------------
Amazon.com, Inc.                        Com    023135106     $13,815      188,400     Sole                                   188,400
------------------------------------------------------------------------------------------------------------------------------------
Apache Corp.                            Com    037411105     $58,658      422,000     Sole                  422,000
------------------------------------------------------------------------------------------------------------------------------------
Apache Corp.                            Com    037411105     $26,632      191,600     Sole                                   191,600
------------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.                    Com    037833100     $80,794      482,525     Sole                  482,525
------------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.                    Com    037833100     $34,124      203,800     Sole                                   203,800
------------------------------------------------------------------------------------------------------------------------------------
BAIDU.COM                               ADR    056752108     $27,306       87,250     Sole                   87,250
------------------------------------------------------------------------------------------------------------------------------------
BAIDU.COM                               ADR    056752108     $16,180       51,700     Sole                                    51,700
------------------------------------------------------------------------------------------------------------------------------------
Banco Bradesco S.A. ADR                 ADR    059460303     $26,203    1,275,200     Sole                1,275,200
------------------------------------------------------------------------------------------------------------------------------------
Banco Bradesco S.A. ADR                 ADR    059460303     $19,050      927,100     Sole                                   927,100
------------------------------------------------------------------------------------------------------------------------------------
Banco Itau Hldg. Financeira SA ADR      ADR    059602201     $22,822    1,123,325     Sole                1,123,325
------------------------------------------------------------------------------------------------------------------------------------
Banco Itau Hldg. Financeira SA ADR      ADR    059602201     $14,693      723,250     Sole                                   723,250
------------------------------------------------------------------------------------------------------------------------------------
Bunge Ltd.                              Com    G16962105        $312        2,900     Sole                    2,900
------------------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                       Com    149123101     $29,181      395,300     Sole                  395,300
------------------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                       Com    149123101     $11,597      157,100     Sole                                   157,100
------------------------------------------------------------------------------------------------------------------------------------
Celgene Corporation                     Com    151020104     $18,222      285,300     Sole                  285,300
------------------------------------------------------------------------------------------------------------------------------------
Celgene Corporation                     Com    151020104      $8,226      128,800     Sole                                   128,800
------------------------------------------------------------------------------------------------------------------------------------
China Medical Technologies ADR          ADR    169483104      $4,243       85,900     Sole                   85,900
------------------------------------------------------------------------------------------------------------------------------------
China Medical Technologies ADR          ADR    169483104      $2,134       43,200     Sole                                    43,200
------------------------------------------------------------------------------------------------------------------------------------
CIA Saneamento Basico de - ADR          ADR    20441A102      $8,677      169,600     Sole                  169,600
------------------------------------------------------------------------------------------------------------------------------------
CIA Saneamento Basico de - ADR          ADR    20441A102      $4,456       87,100     Sole                                    87,100
------------------------------------------------------------------------------------------------------------------------------------
Cia Siderurgica Nacional - ADR          ADR    20440W105     $17,480      393,600     Sole                  393,600
------------------------------------------------------------------------------------------------------------------------------------
Cia Siderurgica Nacional - ADR          ADR    20440W105     $11,693      263,300     Sole                                   263,300
------------------------------------------------------------------------------------------------------------------------------------
Cia Vale Do Rio Doce-Sp ADR             ADR    204412209     $14,658      409,200     Sole                  409,200
------------------------------------------------------------------------------------------------------------------------------------
Cia Vale Do Rio Doce-Sp ADR             ADR    204412209      $3,854      107,600     Sole                                   107,600
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems                           Com    17275R102     $51,695    2,222,500     Sole                2,222,500
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
           Column 1                  Column 2  Column 3     Column 4     Column 5  Column 6  Column 7            Column 8
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                         SHRS OR
                                     TITLE OF                VALUE       SH/PUT/   INVESTMENT   OTHER          VOTING AUTHORITY
        NAME OF ISSUER                CLASS     CUSIP       (x$1000)     PRN AMT   DISCRETION  MANAGERS  ---------------------------
                                                                         PRN CALL                            SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems                           Com    17275R102     $21,657    931,100       Sole                                   931,100
------------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Company                       Com    191216100     $47,798    912,600       Sole                  912,600
------------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Company                       Com    191216100     $20,964    400,300       Sole                                   400,300
------------------------------------------------------------------------------------------------------------------------------------
Companhia Energetica de Minas ADR       ADR    204409601     $12,700    517,300       Sole                  517,300
------------------------------------------------------------------------------------------------------------------------------------
Companhia Energetica de Minas ADR       ADR    204409601      $6,597    268,700       Sole                                   268,700
------------------------------------------------------------------------------------------------------------------------------------
Compania de Minas Buenaventura ADR      ADR    204448104      $5,517     84,400       Sole                   84,400
------------------------------------------------------------------------------------------------------------------------------------
Compania de Minas Buenaventura ADR      ADR    204448104      $3,059     46,800       Sole                                    46,800
------------------------------------------------------------------------------------------------------------------------------------
Consol Energy                           Com    20854P109     $84,188    749,200       Sole                  749,200
------------------------------------------------------------------------------------------------------------------------------------
Consol Energy                           Com    20854P109     $36,565    325,400       Sole                                   325,400
------------------------------------------------------------------------------------------------------------------------------------
Credicorp Limited                       Com    G2519Y108     $12,622    153,700       Sole                  153,700
------------------------------------------------------------------------------------------------------------------------------------
Credicorp Limited                       Com    G2519Y108      $6,208     75,600       Sole                                    75,600
------------------------------------------------------------------------------------------------------------------------------------
CSX Corp                                Com    126408103     $25,633    408,100       Sole                  408,100
------------------------------------------------------------------------------------------------------------------------------------
CSX Corp                                Com    126408103     $11,067    176,200       Sole                                   176,200
------------------------------------------------------------------------------------------------------------------------------------
Ctrip.com International - ADR           ADR    22943F100      $4,352     94,100       Sole                   94,100
------------------------------------------------------------------------------------------------------------------------------------
Ctrip.com International - ADR           ADR    22943F100      $2,107     45,500       Sole                                    45,500
------------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                             Com    244199105     $52,984    731,720       Sole                  731,720
------------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                             Com    244199105     $20,586    284,300       Sole                                   284,300
------------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corporation                Com    25179M103     $34,462    286,800       Sole                  286,800
------------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corporation                Com    25179M103     $13,590    113,100       Sole                                   113,100
------------------------------------------------------------------------------------------------------------------------------------
Eaton Corporation                       Com    278058102     $13,204    155,400       Sole                  155,400
------------------------------------------------------------------------------------------------------------------------------------
Eaton Corporation                       Com    278058102      $5,999     70,600       Sole                                    70,600
------------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Company                Com    291011104     $24,796    501,440       Sole                  501,440
------------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Company                Com    291011104     $10,226    206,800       Sole                                   206,800
------------------------------------------------------------------------------------------------------------------------------------
Exelon Corporation                      Com    30161N101     $57,835    642,900       Sole                  642,900
------------------------------------------------------------------------------------------------------------------------------------
Exelon Corporation                      Com    30161N101     $24,892    276,700       Sole                                   276,700
------------------------------------------------------------------------------------------------------------------------------------
Fluor Corp.                             Com    343412102     $44,007    236,175       Sole                  236,175
------------------------------------------------------------------------------------------------------------------------------------
Fluor Corp.                             Com    343412102     $16,546     88,800       Sole                                    88,800
------------------------------------------------------------------------------------------------------------------------------------
Fomento Economico Mex-SP ADR            ADR    344419106     $11,637    255,700       Sole                  255,700
------------------------------------------------------------------------------------------------------------------------------------
Fomento Economico Mex-SP ADR            ADR    344419106      $6,858    150,700       Sole                                   150,700
------------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold          Com    35671D857     $48,106    410,500       Sole                  410,500
------------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold          Com    35671D857     $20,731    176,900       Sole                                   176,900
------------------------------------------------------------------------------------------------------------------------------------
General Dynamics                        Com    369550108     $34,063    404,550       Sole                  404,550
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
           Column 1                  Column 2  Column 3     Column 4     Column 5  Column 6  Column 7            Column 8
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                         SHRS OR
                                     TITLE OF                VALUE       SH/PUT/   INVESTMENT   OTHER          VOTING AUTHORITY
        NAME OF ISSUER                CLASS     CUSIP       (x$1000)     PRN AMT   DISCRETION  MANAGERS  ---------------------------
                                                                         PRN CALL                            SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
General Dynamics                        Com    369550108     $14,304      169,880     Sole                                   169,880
------------------------------------------------------------------------------------------------------------------------------------
Gerdau SA ADR                           ADR    37373P105     $35,239    1,467,700     Sole                1,467,700
------------------------------------------------------------------------------------------------------------------------------------
Gerdau SA ADR                           ADR    37373P105     $22,896      953,600     Sole                                   953,600
------------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.                   Com    375558103     $78,291    1,478,590     Sole                1,478,590
------------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.                   Com    375558103     $30,962      584,740     Sole                                   584,740
------------------------------------------------------------------------------------------------------------------------------------
Goldcorp, Inc.                          Com    380956409     $11,395      246,800     Sole                  246,800
------------------------------------------------------------------------------------------------------------------------------------
Goldcorp, Inc.                          Com    380956409     $44,042      953,900     Sole                                   953,900
------------------------------------------------------------------------------------------------------------------------------------
Google, Inc.                            Com    38259P508     $46,675       88,665     Sole                   88,665
------------------------------------------------------------------------------------------------------------------------------------
Google, Inc.                            Com    38259P508     $19,599       37,230     Sole                                    37,230
------------------------------------------------------------------------------------------------------------------------------------
Halliburton Company                     Com    406216101     $63,657    1,199,500     Sole                1,199,500
------------------------------------------------------------------------------------------------------------------------------------
Halliburton Company                     Com    406216101     $28,392      535,000     Sole                                   535,000
------------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard                         Com    428236103        $195        4,400     Sole                    4,400
------------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                             Com    458140100        $185        8,600     Sole                    8,600
------------------------------------------------------------------------------------------------------------------------------------
International Business Machines         Com    459200101     $90,071      759,900     Sole                  759,900
------------------------------------------------------------------------------------------------------------------------------------
International Business Machines         Com    459200101     $37,313      314,800     Sole                                   314,800
------------------------------------------------------------------------------------------------------------------------------------
Jacobs Engineering Group, Inc.          Com    469814107     $28,692      355,545     Sole                  355,545
------------------------------------------------------------------------------------------------------------------------------------
Jacobs Engineering Group, Inc.          Com    469814107     $12,129      150,300     Sole                                   150,300
------------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings             Com    502424104     $20,627      227,000     Sole                  227,000
------------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings             Com    502424104      $9,005       99,100     Sole                                    99,100
------------------------------------------------------------------------------------------------------------------------------------
Mechel OAO ADR                          ADR    583840103     $31,081      627,400     Sole                  627,400
------------------------------------------------------------------------------------------------------------------------------------
Mechel OAO ADR                          ADR    583840103     $19,395      391,500     Sole                                   391,500
------------------------------------------------------------------------------------------------------------------------------------
Monsanto Company                        Com    61166W101    $106,491      842,225     Sole                  842,225
------------------------------------------------------------------------------------------------------------------------------------
Monsanto Company                        Com    61166W101     $44,343      350,700     Sole                                   350,700
------------------------------------------------------------------------------------------------------------------------------------
Mosaic Co.                              Com    61945A107     $64,855      448,200     Sole                  448,200
------------------------------------------------------------------------------------------------------------------------------------
Mosaic Co.                              Com    61945A107     $26,552      183,500     Sole                                   183,500
------------------------------------------------------------------------------------------------------------------------------------
Nabors Industries, Ltd.                 Com    G6359F103     $14,981      304,300     Sole                  304,300
------------------------------------------------------------------------------------------------------------------------------------
Nabors Industries, Ltd.                 Com    G6359F103      $6,927      140,700     Sole                                   140,700
------------------------------------------------------------------------------------------------------------------------------------
National Oilwell Varco, Inc.            Com    637071101     $64,553      727,600     Sole                  727,600
------------------------------------------------------------------------------------------------------------------------------------
National Oilwell Varco, Inc.            Com    637071101     $27,104      305,500     Sole                                   305,500
------------------------------------------------------------------------------------------------------------------------------------
New Oriental Education ADR              ADR    647581107      $5,392       92,300     Sole                   92,300
------------------------------------------------------------------------------------------------------------------------------------
New Oriental Education ADR              ADR    647581107      $2,763       47,300     Sole                                    47,300
------------------------------------------------------------------------------------------------------------------------------------
NII Holdings, Inc.                      Com    62913F201     $22,472      473,200     Sole                  473,200
------------------------------------------------------------------------------------------------------------------------------------
NII Holdings, Inc.                      Com    62913F201     $11,659      245,500     Sole                                   245,500
------------------------------------------------------------------------------------------------------------------------------------
Nike, Inc. Class B                      Com    654106103     $27,719      463,220     Sole                  463,220
------------------------------------------------------------------------------------------------------------------------------------
Nike, Inc. Class B                      Com    654106103     $11,316      189,100     Sole                                   189,100
------------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corporation            Com    655844108     $20,374      325,100     Sole                  325,100
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
           Column 1                  Column 2  Column 3     Column 4     Column 5  Column 6  Column 7            Column 8
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                         SHRS OR
                                     TITLE OF                VALUE       SH/PUT/   INVESTMENT   OTHER          VOTING AUTHORITY
        NAME OF ISSUER                CLASS     CUSIP       (x$1000)     PRN AMT   DISCRETION  MANAGERS  ---------------------------
                                                                         PRN CALL                            SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corporation            Com    655844108      $8,598      137,200     Sole                                   137,200
------------------------------------------------------------------------------------------------------------------------------------
Northern Trust                          Com    665859104     $28,709      417,000     Sole                  417,000
------------------------------------------------------------------------------------------------------------------------------------
Northern Trust                          Com    665859104     $11,147      161,900     Sole                                   161,900
------------------------------------------------------------------------------------------------------------------------------------
Nucor Corporation                       Com    670346105     $53,001      704,900     Sole                  704,900
------------------------------------------------------------------------------------------------------------------------------------
Nucor Corporation                       Com    670346105     $22,128      294,300     Sole                                   294,300
------------------------------------------------------------------------------------------------------------------------------------
Nvidia Corp.                            Com    67066G104     $24,336    1,300,000     Sole                1,300,000
------------------------------------------------------------------------------------------------------------------------------------
Nvidia Corp.                            Com    67066G104     $10,242      547,100     Sole                                   547,100
------------------------------------------------------------------------------------------------------------------------------------
Patterson-UTI Energy Inc                Com    703481101     $20,204      559,200     Sole                  559,200
------------------------------------------------------------------------------------------------------------------------------------
Patterson-UTI Energy Inc                Com    703481101      $8,928      247,100     Sole                                   247,100
------------------------------------------------------------------------------------------------------------------------------------
Perdigao SA - ADR                       ADR    71361V303         $27          500     Sole                      500
------------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro ADR                 ADR    71654V408     $86,136    1,216,100     Sole                1,216,100
------------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro ADR                 ADR    71654V408     $34,126      481,800     Sole                                   481,800
------------------------------------------------------------------------------------------------------------------------------------
Ptsh Crp of Ssktchwn Inc                Com    73755L107     $14,308       62,600     Sole                   62,600
------------------------------------------------------------------------------------------------------------------------------------
Ptsh Crp of Ssktchwn Inc                Com    73755L107     $57,211      250,300     Sole                                   250,300
------------------------------------------------------------------------------------------------------------------------------------
Qualcomm, Inc.                          Com    747525103     $79,373    1,788,900     Sole                1,788,900
------------------------------------------------------------------------------------------------------------------------------------
Qualcomm, Inc.                          Com    747525103     $33,535      755,800     Sole                                   755,800
------------------------------------------------------------------------------------------------------------------------------------
Quanta Services, Inc.                   Com    74762E102     $14,925      448,600     Sole                  448,600
------------------------------------------------------------------------------------------------------------------------------------
Quanta Services, Inc.                   Com    74762E102      $6,864      206,300     Sole                                   206,300
------------------------------------------------------------------------------------------------------------------------------------
Quimica Y Minera Chil - SP ADR ADR      ADR    833635105     $37,094      796,000     Sole                  796,000
------------------------------------------------------------------------------------------------------------------------------------
Quimica Y Minera Chil - SP ADR ADR      ADR    833635105     $21,506      461,500     Sole                                   461,500
------------------------------------------------------------------------------------------------------------------------------------
Research in Motion ADR                  Com    760975102     $24,987      213,750     Sole                  213,750
------------------------------------------------------------------------------------------------------------------------------------
Research in Motion ADR                  Com    760975102     $43,183      369,400     Sole                                   369,400
------------------------------------------------------------------------------------------------------------------------------------
Salesforce.com, Inc.                    Com    79466L302     $54,486      798,570     Sole                  798,570
------------------------------------------------------------------------------------------------------------------------------------
Salesforce.com, Inc.                    Com    79466L302     $23,580      345,600     Sole                                   345,600
------------------------------------------------------------------------------------------------------------------------------------
State Street Corp                       Com    857477103     $19,423      302,400     Sole                  302,400
------------------------------------------------------------------------------------------------------------------------------------
State Street Corp                       Com    857477103      $9,089      141,500     Sole                                   141,500
------------------------------------------------------------------------------------------------------------------------------------
Steel Dynamics Inc                      Com    858119100     $23,177      591,700     Sole                  591,700
------------------------------------------------------------------------------------------------------------------------------------
Steel Dynamics Inc                      Com    858119100      $9,467      241,700     Sole                                   241,700
------------------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor ADR                ADR    874039100     $10,066      922,600     Sole                  922,600
------------------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor ADR                ADR    874039100      $6,682      612,500     Sole                                   612,500
------------------------------------------------------------------------------------------------------------------------------------
Tenaris SA ADR                          ADR    88031M109     $11,853      159,100     Sole                  159,100
------------------------------------------------------------------------------------------------------------------------------------
Tenaris SA ADR                          ADR    88031M109      $6,146       82,500     Sole                                    82,500
------------------------------------------------------------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc.          Com    883556102     $31,796      570,530     Sole                  570,530
------------------------------------------------------------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc.          Com    883556102     $13,570      243,500     Sole                                   243,500
------------------------------------------------------------------------------------------------------------------------------------
Ultra Petroleum Corp.                   Com    903914109     $38,838      395,500     Sole                  395,500
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
           Column 1                  Column 2  Column 3     Column 4     Column 5  Column 6  Column 7            Column 8
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                         SHRS OR
                                     TITLE OF                VALUE       SH/PUT/   INVESTMENT   OTHER          VOTING AUTHORITY
        NAME OF ISSUER                CLASS     CUSIP       (x$1000)     PRN AMT   DISCRETION  MANAGERS  ---------------------------
                                                                         PRN CALL                            SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Ultra Petroleum Corp.                   Com    903914109      $3,604       36,700     Sole                                    36,700
------------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp                      Com    907818108     $28,312      373,900     Sole                  373,900
------------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp                      Com    907818108     $12,742      168,400     Sole                                   168,400
------------------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.               Com    912909108     $67,214      363,750     Sole                  363,750
------------------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.               Com    912909108     $26,350      142,600     Sole                                   142,600
------------------------------------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc.                  Com    917047102     $19,045      610,600     Sole                  610,600
------------------------------------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc.                  Com    917047102      $8,350      267,700     Sole                                   267,700
------------------------------------------------------------------------------------------------------------------------------------
US Bancorp                              Com    902973304     $24,495      865,100     Sole                  865,100
------------------------------------------------------------------------------------------------------------------------------------
US Bancorp                              Com    902973304      $9,910      350,000     Sole                                   350,000
------------------------------------------------------------------------------------------------------------------------------------
Wal Mart Stores, Inc.                   Com    931142103     $29,932      532,600     Sole                  532,600
------------------------------------------------------------------------------------------------------------------------------------
Wal Mart Stores, Inc.                   Com    931142103     $12,364      220,000     Sole                                   220,000
------------------------------------------------------------------------------------------------------------------------------------
Waste Management                        Com    94106L109     $40,964    1,086,300     Sole                1,086,300
------------------------------------------------------------------------------------------------------------------------------------
Waste Management                        Com    94106L109     $17,886      474,300     Sole                                   474,300
------------------------------------------------------------------------------------------------------------------------------------
Weatherford International Ltd.          Com    G95089101     $77,946    1,571,800     Sole                1,571,800
------------------------------------------------------------------------------------------------------------------------------------
Weatherford International Ltd.          Com    G95089101     $40,822      823,200     Sole                                   823,200
------------------------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc.                        Com    98385X106     $94,366    1,375,000     Sole                1,375,000
------------------------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc.                        Com    98385X106     $39,984      582,600     Sole                                   582,600
------------------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                       Com    988498101     $27,563      785,500     Sole                  785,500
------------------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                       Com    988498101     $11,541      328,900     Sole                                   328,900
------------------------------------------------------------------------------------------------------------------------------------